SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details) - Share Options	12 Months Ended
Dec. 31, 2019
Minimum
SHARE-BASED COMPENSATION
Options vesting period	4 years
Maximum
SHARE-BASED COMPENSATION
Options vesting period	5 years